Equity - Translation adjustment - Reserve of exchange differences (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Total translation adjustments	€ (286)	€ (258)	€ 116
Total translation adjustments accumulated in equity attributable to parent	(526)	(455)	(96)
Total translation adjustments accumulated in equity attributable to non-controlling interests	240	198	211
Poland, Zlotych
Disclosure of classes of share capital [line items]
Total translation adjustments	799	603	645
Egypt, Pounds
Disclosure of classes of share capital [line items]
Total translation adjustments	(872)	(730)	(444)
Slovak koruna [member]
Disclosure of classes of share capital [line items]
Total translation adjustments	220	220	220
Leone
Disclosure of classes of share capital [line items]
Total translation adjustments	(244)	(217)	(150)
Other currency
Disclosure of classes of share capital [line items]
Total translation adjustments	€ (190)	€ (134)	€ (155)